UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taylor, Cottrill LLC
Address: 224 Main Street
         New London, NH 03257

13F File Number:  028-13147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad Richardson
Title:     Director of Operations
Phone:     603-526-7400

Signature, Place, and Date of Signing:

     Chad Richardson     New London, NH     October 24, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     94

Form13F Information Table Value Total:     $129,482 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

						FORM 13F INFORMATION TABLE
				TITLE OF		VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER			CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERSSOLE	SHARED	NONE
-------------------------------	------- ----------      -------	------- ------- ------- -------	--------------- ------- -------
International Business Machine  Common	459200101	6328	36188	SH		SOLE		25556		10632
Exxon Mobil Corp.               Common	30231G102       5425	74692	SH		SOLE		51818		22874
McDonalds Corp.                 Common	580135101	4818	54862	SH		SOLE		35112		19750
Ross Stores                     Common	778296103	3701	47035	SH		SOLE		32010		15025
Barrick Gold Corp               Common	067901108	3359	72010	SH		SOLE		49385		22625
Oracle Corp.                    Common	68389X105       3356	116765	SH		SOLE		81540		35225
Walt Disney Co.                 Common	254687106	3288	109030	SH		SOLE		76830		32200
Republic Services Inc           Common	760759100	3127	111430	SH		SOLE		79905		31525
AMGEN                           Common	031162100	3044	55382	SH		SOLE		40782		14600
INTEL                           Common	458140100	2850	133580	SH		SOLE		97630		35950
Praxair                         Common	74005P104       2809	30047	SH		SOLE		21082		8965
I T T Corporation New           Common	450911102	2691	64060	SH		SOLE		45435		18625
Blackrock Inc.                  Common	09247X101       2592	17510	SH		SOLE		12055		5455
General Electric                Common	369604103	2578	169355	SH		SOLE		105739		63616
Johnson & Johnson               Common	478160104	2542	39908	SH		SOLE		23887		16021
Procter & Gamble                Common	742718109	2463	38983	SH		SOLE		30358		8625
Abbott Labs                     Common	002824100	2415	47226	SH		SOLE		30220		17006
Novartis                        Common	66987V109       2411	43235	SH		SOLE		31885		11350
Clorox Company                  Common	189054109	2325	35055	SH		SOLE		25130		9925
Merck & Co Inc                  Common	589331107	2249	68779	SH		SOLE		47254		21525
Canadian Natural Resources      Common	136385101	2248	76805	SH		SOLE		54050		22755
Automatic Data Processing       Common	053015103	2203	46729	SH		SOLE		33209		13520
Microsoft Corp.                 Common	594918104	2185	87787	SH		SOLE		70877		16910
Coca-Cola                       Common	191216100	2174	32185	SH		SOLE		23445		8740
Alerian MLP ETF                 Common	00162Q866       2158	141625	SH		SOLE		102500		39125
Corning Inc.                    Common	219350105	2049	165760	SH		SOLE		114610		51150
Medtronic Inc                   Common	585055106	1992	59913	SH		SOLE		41563		18350
Thermo Fisher Scientific        Common	883556102	1983	39155	SH		SOLE		30055		9100
Occidental Petroleum Corp.      Common	674599105	1981	27702	SH		SOLE		17123		10579
3M Co.                          Common	88579Y101       1980	27586	SH		SOLE		21866		5720
Stryker Corp                    Common	863667101	1825	38725	SH		SOLE		28175		10550
Mastercard                      Common	57636Q104       1824	5750	SH		SOLE		4925		825
Greif Inc Cl A                  Class A	397624107	1787	41675	SH		SOLE		27125		14550
Apple Inc.                      Common	037833100	1598	4190	SH		SOLE		2815		1375
Berkshire Hathaway Cl B         Class B	084670207	1586	22325	SH		SOLE		14175		8150
Cisco Systems                   Common	17275R102       1533	98929	SH		SOLE		70325		28604
Royal Dutch                     Common	780259206	1526	24800	SH		SOLE		20525		4275
Aecom Technology Corp           Common	00766T100       1435	81225	SH		SOLE		58000		23225
AT&T Corp.                      Common	00206R102       1430	50155	SH		SOLE		37165		12990
Flowserve Corp                  Common	34354P105       1414	19110	SH		SOLE		13170		5940
Western Union Company           Common	959802109	1180	77200	SH		SOLE		52650		24550
iShares MSCI Germany            Common	464286806	1162	63625	SH		SOLE		49125		14500
Colgate Palmolive               Common	194162103	1132	12760	SH		SOLE		9485		3275
JP Morgan Chase & Co            Common	46625H100       1057	35095	SH		SOLE		29020		6075
Accenture                       Common	G1151C101       1020	19354	SH		SOLE		12804		6550
Apache                          Common	037411105	1008	12565	SH		SOLE		9375		3190
iShares MSCI Canada             Common	464286509	951	37305	SH		SOLE		28170		9135
iShares MSCI Singapore          Common	464286673	928	84325	SH		SOLE		63400		20925
iShares Barclays 1-3 Yr Treasu  Common	464287457	913	10800	SH		SOLE		8500		2300
Pfizer Inc.                     Common	717081103	865	48933	SH		SOLE		28382		20551
General Dynamics Corp.          Common	369550108	834	14660	SH		SOLE		9650		5010
Chevron Corp.                   Common	166764100	786	8490	SH		SOLE		7695		795
VF Corp                         Common	918204108	753	6198	SH		SOLE		4824		1374
Total SA                        Common	89151E109	727	16575	SH		SOLE		13050		3525
Sysco Corp                      Common	871829107	723	27925	SH		SOLE		13025		14900
American Express Co.            Common	025816109	710	15822	SH		SOLE		7374		8448
NextEra Energy                  Common	65339F101       688	12730	SH		SOLE		10800		1930
Philip Morris Intl Inc          Common	718172109	635	10175	SH		SOLE		8125		2050
Duke Energy                     Common	26441C105       628	31403	SH		SOLE		25075		6328
General Mills Inc               Common	370334104	551	14318	SH		SOLE		13018		1300
Wal Mart Stores Inc.            Common	931142103	547	10532	SH		SOLE		9290		1242
Teva Pharm Inds Ltd ADR         Common	881624209	515	13850	SH		SOLE		11100		2750
Vanguard Short Term Bond ETF    Common	921937827	513	6300	SH		SOLE		6300		0
Illinois Tool Works Inc         Common	452308109	504	12114	SH		SOLE		8534		3580
Diamond Offshore Drilling       Common	25271C102       497	9075	SH		SOLE		5550		3525
Bristol Myers                   Common	110122108	460	14654	SH		SOLE		11754		2900
Discovery Communications Inc S  Class S	25470F104       452	12025	SH		SOLE		10075		1950
Ishares Tr Lehman Tips          Common	464287176	449	3932	SH		SOLE		2034		1898
Petroleo Brasileiro Adrf        Common	71654V408       411	18325	SH		SOLE		13425		4900
Magellan Midstream Partners LP  Common	559080106	395	6539	SH		SOLE		5717		822
Genl Amern Investors Co         Common	368802104	355	15451	SH		SOLE		15451		0
Kroger Company                  Common	501044101	351	16000	SH		SOLE		12800		3200
Deere & Co                      Common	244199105	344	5325	SH		SOLE		5175		150
Hewlett Packard                 Common	428236103	338	15035	SH		SOLE		10160		4875
SPDR Gold Shares                Common	78463V107       320	2025	SH		SOLE		2025		0
ConocoPhillips                  Common	20825C104       306	4834	SH		SOLE		2382		2452
Park Electrochemical            Common	700416209	295	13800	SH		SOLE		8500		5300
Emerson Electric                Common	291011104	277	6710	SH		SOLE		5710		1000
United Tehnologies Corp         Common	913017109	261	3710	SH		SOLE		3500		210
Kimberly-Clark                  Common	494368103	259	3650	SH		SOLE		2250		1400
Walgreens                       Common	931422109	250	7592	SH		SOLE		6692		900
Vanguard Emerging Market        Common	922042858	249	6950	SH		SOLE		6550		400
New Hampshire Thrift            Common	644722100	234	19338	SH		SOLE		19338		0
Transocean Inc                  Common	G90073100       233	4878	SH		SOLE		3978		900
S P D R TRUST Unit SR           Common	78462F103       228	2015	SH		SOLE		2015		0
Vanguard Int Term Bond ETF      Common	921937819	228	2600	SH		SOLE		2600		0
iShares IBOXX Inv Grade Bond    Common	464287242	225	2000	SH		SOLE		0		2000
H C P Inc                       Common	40414L109       213	6065	SH		SOLE		4865		1200
Pub Svc Ent Group Inc           Common	744573106	210	6300	SH		SOLE		6150		150
Suncor Energy                   Common	867229106	209	8200	SH		SOLE		4500		3700
SPDR Barclays Capital High Yie  Common	78464A417       208	5750	SH		SOLE		2750		3000
Vanguard Corp Bond Etf          Common	92206C409       206	2650	SH		SOLE		1750		900
PepsiCo Inc.                    Common	713448108	205	3317	SH		SOLE		3042		275
United Parcel Service Inc Cl B  Class B	911312106	202	3200	SH		SOLE		2900		300